Income Taxes - Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	¥ 124,850	¥ 65,643
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	4	38
Between 1 and 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	124,831	65,574
Between 5 and 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	15	31
Indefinite periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit